UNITED STATES
SECURITIESANDEXCHANGECOMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010


Check here if Amendment [ ]:  Amendment Number:  ______
  This Amendment (Check only one.):        [ ]  is a restatement.
				           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Pergamon Offshore Advisors, L.P.
Address:  590 Madison Avenue, 30th Floor
                New York, NY 10022

Form 13F File Number: 028-11944

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathy Fleming
Title:    Chief Operating Officer
Phone:    (212) 303-4344

Signature, Place, and Date of Signing:

____________________________ New York, New York  August 13, 2010

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.


[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total:  $30,129
                                         (thousands)


List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's, Inc.                  COM              002535201      285    16709 SH       Sole                    16709
Albany Int'l Corp A            COM              012348108      177    10933 SH       Sole                    10933
American Capital Strategies    COM              024937104       58    12085 SH       Sole                    12085
American Eagle Outfitters      COM              02553E106      297    25265 SH       Sole                    25265
Amkor Technology Inc           COM              031652100       66    12058 SH       Sole                    12058
Anadarko Petroleum Corp        COM              032511107      291     8052 SH       Sole                     8052
Annaly Capital Management Inc  COM              035710409      662    38611 SH       Sole                    38611
Apache Corp                    COM              037411105      277     3290 SH       Sole                     3290
Bank Of New York Co Inc        COM              064058100      702    28452 SH       Sole                    28452
Baxter Intl Inc                COM              071813109      223     5475 SH       Sole                     5475
Bmc Software Inc.              COM              055921100      664    19186 SH       Sole                    19186
Brady Corp- Cl A               COM              104674106      219     8791 SH       Sole                     8791
Callaway Gold Co               COM              131193104      131    21623 SH       Sole                    21623
Career Education Corp          COM              141665109      363    15771 SH       Sole                    15771
Cephalon Inc                   COM              156708109      293     5165 SH       Sole                     5165
Children's Place               COM              168905107      281     6382 SH       Sole                     6382
Conocophillips                 COM              20825C104      593    12087 SH       Sole                    12087
Corinthian Colleges Inc        COM              218868107      228    23188 SH       Sole                    23188
Costco Whsl Corp               COM              22160k105      353     6442 SH       Sole                     6442
Darden Restaurants Inc         COM              237194105      432    11114 SH       Sole                    11114
Deere & Co                     COM              244199105      265     4754 SH       Sole                     4754
Directv Group Inc/The          COM              25490A101      669    19725 SH       Sole                    19725
Echostar Communications Corp A COM              278762109      197    10845 SH       Sole                    10845
Emulex Corp                    COM              292475209      107    11630 SH       Sole                    11630
Entegris Inc.                  COM              29362u104       76    19193 SH       Sole                    19193
Entergy Corp                   COM              29364g103      583     8137 SH       Sole                     8137
Equifax Inc                    COM              294429105      217     7726 SH       Sole                     7726
Equity Lifestyle Properties    COM              29472R108      345     7161 SH       Sole                     7161
Expeditors Int'l Wash Inc      COM              302130109      510    14773 SH       Sole                    14773
Fairchild Semicon Int'l A      COM              303726103      215    25522 SH       Sole                    25522
Fedex Corp                     COM              31428X106      477     6798 SH       Sole                     6798
Felcor Lodging Trust Inc       COM              31430f101       66    13235 SH       Sole                    13235
Firstmerit Corp                COM              337915102      298    17390 SH       Sole                    17390
Ford Motor Co                  COM              345370860      228    22615 SH       Sole                    22615
Franklin Resources Inc         COM              354613101      431     5004 SH       Sole                     5004
Frontier Communications Corp   COM              35906A108      173    24300 SH       Sole                    24300
Gap Inc/The                    COM              364760108      229    11776 SH       Sole                    11776
Great Atlantic & Pac Tea Co    COM              390064103       55    14094 SH       Sole                    14094
Harsco Corp                    COM              415864107      462    19672 SH       Sole                    19672
Hasbro Inc                     COM              418056107      524    12753 SH       Sole                    12753
Hcc Insurance Holdings Inc     COM              404132102      300    12122 SH       Sole                    12122
Helix Energy Solutions Group   COM              42330P107      262    24325 SH       Sole                    24325
Hewlett-Packard Co             COM              428236103      594    13722 SH       Sole                    13722
Hj Heinz Co                    COM              423074103      694    16055 SH       Sole                    16055
Hubbell Inc -Cl B              COM              443510201      234     5908 SH       Sole                     5908
Integra Lifesciences Holding   COM              457985208      251     6786 SH       Sole                     6786
Integrys Energy Group Inc      COM              45822P105      441    10077 SH       Sole                    10077
Intersil Corp-Cl A             COM              46069s109      342    28276 SH       Sole                    28276
Istar Financial Inc            COM              45031U101      159    35636 SH       Sole                    35636
Juniper Networks Inc           COM              48203r104      290    12720 SH       Sole                    12720
Kb Home                        COM              48666K109      217    19701 SH       Sole                    19701
Keycorp                        COM              493267108      149    19336 SH       Sole                    19336
Lattice Semiconductor Corp     COM              518415104      218    50274 SH       Sole                    50274
Mack-Cali Realty Corp          COM              554489104      355    11937 SH       Sole                    11937
Masco Corp                     COM              574599106      204    18970 SH       Sole                    18970
Mcmoran Exploration Co         COM              582411104      125    11235 SH       Sole                    11235
Medtronic Inc                  COM              585055106      606    16711 SH       Sole                    16711
Mylan Laboritories Inc         COM              628530107      665    39032 SH       Sole                    39032
Nabors Industries Ltd          COM              g6359f103      379    21510 SH       Sole                    21510
Newmont Mining Corp            COM              651639106      285     4613 SH       Sole                     4613
Nisource Inc                   COM              65473p105      252    17374 SH       Sole                    17374
Nordson Corp                   COM              655663102      267     4754 SH       Sole                     4754
Nu Skin Enterprises Inc - A    COM              67018T105      429    17228 SH       Sole                    17228
Omnicom Group                  COM              681919106      371    10805 SH       Sole                    10805
Parker Hannifin Corp           COM              701094104      309     5572 SH       Sole                     5572
Pep Boys-Manny Moe & Jack      COM              713278109       98    11050 SH       Sole                    11050
Pf Chang's China Bistro Inc    COM              69333y108      251     6323 SH       Sole                     6323
Pfizer Inc                     COM              717081103      146    10206 SH       Sole                    10206
Pitney Bowes Inc               COM              724479100      509    23195 SH       Sole                    23195
Polo Ralph Lauren Corp         COM              731572103      248     3394 SH       Sole                     3394
Prosperity Bancshares Inc      COM              743606105      224     6439 SH       Sole                     6439
Regal Beloit                   COM              758750103      262     4691 SH       Sole                     4691
Regal Entertainment Group A    COM              758766109      131    10008 SH       Sole                    10008
Reinsurance Group Of America   COM              759351109      389     8503 SH       Sole                     8503
Rr Donnelley & Sons Co         COM              257867101      175    10719 SH       Sole                    10719
Safeway Inc                    COM              786514208      592    30095 SH       Sole                    30095
Sequenom Inc                   COM              817337405       66    11209 SH       Sole                    11209
Sonic Corp                     COM              835451105      134    17349 SH       Sole                    17349
Southwestern Energy Co         COM              845467109      449    11625 SH       Sole                    11625
St Mary Land & Exploration     COM              792228108      225     5592 SH       Sole                     5592
Stanley Black & Decker         COM              854502101      244     4832 SH       Sole                     4832
Starbucks Corp                 COM              855244109      219     9014 SH       Sole                     9014
Sunoco Inc                     COM              86764p109      471    13560 SH       Sole                    13560
Symantec Corp                  COM              871503108      394    28406 SH       Sole                    28406
Tellabs Inc                    COM              879664100      685   107176 SH       Sole                   107176
Timerland Co-Cl A              COM              887100105      268    16573 SH       Sole                    16573
Timken Co                      COM              887389104      203     7792 SH       Sole                     7792
Toll Brothers, Inc             COM              889478103      332    20303 SH       Sole                    20303
Trustmark Corp                 COM              898402102      222    10645 SH       Sole                    10645
Tyson Foods Inc. A             COM              902494103      301    18343 SH       Sole                    18343
Walgreen Co                    COM              931422109      593    22211 SH       Sole                    22211
Washington Mutual Inc          COM              939322103      253     8099 SH       Sole                     8099
Weyerhaeuser Company           COM              962166104      423    12025 SH       Sole                    12025
Whitney Holding Corp           COM              966612103      169    18218 SH       Sole                    18218
Winnebago Industries           COM              974637100      106    10674 SH       Sole                    10674
Xl Capital Ltd Cl A            COM              g98255105      229    14285 SH       Sole                    14285